Asset Acquisition	12 Months Ended
Dec. 31, 2023
Asset Acquisition
Asset Acquisition

Note 3 – Asset Acquisition

On January 3, 2022, the Company formed Mighty Fire Breaker, LLC, an Ohio limited liability company (“MFB Ohio”), to acquire all the intellectual property of Mighty Fire Breaker, LLC, a California limited liability company (“MFB California”) pertaining to the fire suppression segment of the environmental industry, including patents and patents pending. On April 13, 2022, the transaction between the Company, MFB Ohio and MFB California closed. The transaction consideration to the equity holders of MFB California was 1,000,000 shares of the Series C Convertible Preferred Stock of the Company with a value at closing of $4,200,000, and a 10% royalty on gross sales before taxes of the MFB product.

MFB Ohio has 19 patents centred around its MFB Technology for the prevention and spread of wildfires.  Its core product can be used for lumber treatments for fire prevention.  It has been widely tested and is currently in testing at 3 major us government agencies. When CitroTech is sprayed and applied it takes flammable fuels like dry native vegetation and wood and makes them non-combustible.

The following table summarizes the consideration paid for the assets acquired and liabilities assumed, at the acquisition date of April 13, 2022:

Consideration:
Convertible Series C Preferred stock	$4,200,000

Assets acquired and liabilities assumed:
Intangible assets	$4,195,353
Operating lease right-of-use assets	$81,967
Operating lease liabilities	$(77,320)